Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 2,678,457	R$ 3,472,845	R$ 3,222,768
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	222,641	231,372	228,711
Financial Investments With Immediate Liquidity [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 2,455,816	R$ 3,241,473	R$ 2,994,057